As filed with the Securities and Exchange Commission on August 29, 2019
1933 Act Registration No. 333-207968
1940 Act Registration No. 811-08579
CIK No. 0001051932

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 4
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 116
Lincoln Life Flexible Premium Variable Life Account R
(Exact Name of Registrant)
Lincoln SVULONE 2016
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1300 South Clinton Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Leon E. Roday, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Scott C. Durocher
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2018 was filed March 26, 2019.
It is proposed that this filing will become effective:
/ /	immediately upon filing pursuant to paragraph (b)
/ /	on _______, 2019 pursuant to paragraph (b)
/X/	60 days after filing pursuant to paragraph (a)(1)
/ /	on ______, 2019 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be ______, 2019.

Supplement Dated ___________, 2019
To the Product Prospectus for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULone 2016

This Supplement outlines changes to the Cost of Insurance and Surrender Charges that will take effect on November 11, 2019. All other provisions outlined in your prospectus, as supplemented, remain unchanged.

Please refer to the May 1, 2019 prospectus for a discussion of all other provisions of your policy that are not discussed in this Supplement.

This Supplement is for informational purposes and requires no action on your part.  Please also note that certain terms used in this Supplement are defined within the sentences where they appear, in the relevant provisions of the prospectus or in the prospectus Glossary, as amended by this Supplement.

The prospectus is being amended as follows (in order of how these respective sections appear in the prospectus):

The following applies for Policies with applications received on or after November 11, 2019.

Charges and Fees

Table I: Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Maximum Sales Charge as a percentage of Premiums paid (Premium Load). Note: Includes 3% charge for state premium and federal tax obligations.	When you pay a premium.	10% in Policy Years 1-5; 8% in Policy Years 6-10; and 6% in Policy Years 11 and beyond. [1]

Surrender Charge*[2] A dollar amount per $1,000 of Specified Amount

For up to 15 years from the Policy Date and up to 15 years from the effective date of each increase in Specified Amount, a Surrender Charge will be deducted at the time you effect a Full Surrender of your Policy.  For up to 10 years from the Policy Date or up to 10 years from the effective date of each increase in Specified Amount, a Surrender Charge may be deducted at the time you effect a Reduction in Specified Amount.

Maximum Charge		$60.00 per $1,000.
Maximum Charge for Representative Insureds: male and female, both age 55, standard non-tobacco, in year one.		$35.19 per $1,000.
Transfer Fee	Applied to any transfer request in excess of 24 made during any Policy Year	$25

* These charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.

1 The Maximum Sales Charge Imposed on Premiums is anticipated to cover the Company's costs for sales expenses and any policy-related state and federal tax liabilities. Policy-related taxes imposed by states range from 0% to 5%. In considering policy-related state taxes components of the sales charge, the Company considers the average of the taxes imposed by the states rather than any taxes specifically imposed by the state in which the Owner resides. We use an average of 3% to account for state and federal tax obligations.

2 During the life of the Policy, you may request one or more Partial Surrenders, each of which may not exceed 90% of your Policy's Surrender Value as of the date of your request. If you wish to surrender more than 90% of your Policy's Surrender Value, you must request a Full Surrender of your Policy, which is subject to the Surrender Charge reflected in the table above. (See section headed "Partial Surrenders" for a discussion of Partial Surrenders of your Policy.)

Table II: Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance*	Monthly
A dollar amount per $1,000 of Net Amount at Risk
Maximum Charge[1]		$83.33 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for Representative Insureds: male and female, both age 55, standard non-tobacco, in year one.		$0.04 per $1,000
Mortality and Expense Risk Charge ("M&E")	At the end of each Valuation Period
A percentage of the value of the Separate Account, calculated daily.
Maximum Charge		0.90%[2]
Maximum Administrative Fee* Comprising of:	Monthly
Flat Fee; plus		$10 in all years
A monthly fee per $1,000 of Initial Specified Amount or increase in Specified Amount:
Maximum Charge		$3.20 per $1,000 in Policy Years 1-10; and $0.32 in Policy Years 11 and beyond
Minimum Charge		$0.01 per $1,000
Maximum Charge for Representative Insureds: male and female, both age 55, standard non-tobacco		$0.17334 per $1,000 in Policy Years 1-10; and $0.1733 in Policy Years 11 and beyond
Policy Loan Interest A percentage of the amount held in the Loan Account.	Annually

6%[3]
No-Lapse Enhancement Rider	N/A	There is no charge for this rider[4]

Overloan Protection Rider	One-time charge when you elect to use the benefit
A percentage of the then current Accumulation Value		3%

Optional Rider Charges		Individualized based on whether optional Rider(s) selected.
Enhanced Surrender Value Rider	Monthly (in Policy Years 2-5 only)
A dollar amount per $1,000 of Initial Specified Amount.		$0.05 per $1,000
Estate Protection Rider*	Monthly (in Policy Years 1-4 only)
A dollar amount per $1,000 of Death Benefit.
Maximum Charge[5]		$83.33 per $1,000
Minimum Charge		$0.00 per $1,000
Maximum Charge for Representative Insureds: male and female, both age 55, standard non-tobacco, in year one.		$0.01 per $1,000
Premium Reserve Rider	When you allocate a Premium Payment to this rider
A percentage of each Premium Payment allocated to the rider.		10% in Policy Years 1-5; 8% in Policy Years 6-10; 6% in Policy Years 11 and beyond[6]

*Charges and costs vary based on individual characteristics. The charges and costs shown in the table may not be representative of the charges and costs that a particular Owner will pay. You may obtain more information about the particular charges that would apply to you by requesting a personalized policy illustration from your registered representative.

1Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would it be higher than the maximum amount shown in the table above.

2Guaranteed at an effective annual rate of 0.90% in Policy Years 1-10 and 0.20% in Policy Years 11 and beyond.

3Although deducted annually, interest accrues daily. As described in the section headed "Policy Loans", when you request a Policy Loan, amounts equal to the amount of the loan you request are withdrawn from the Sub-Accounts and the Fixed Account in proportion to their respective values.  Such amount is transferred to the Loan Account, which is part of the Company's General Account.  Amounts in the Loan Account are credited interest at an effective annual rate guaranteed not to be less than 5% in Policy Years 1-10 and 6% in Policy Years 11 and beyond.

4There is no separate charge for the No-Lapse Enhancement Rider.  The Cost of Insurance Charge for the Policy has been adjusted to reflect the addition of the rider to the Policy.  See No-Lapse Enhancement Rider section for further discussion.

5Individuals with a higher mortality risk than standard issue individuals can be charged from 125% to 5,000% of the standard rate. However, under no circumstances would it be higher than the maximum amount shown in the table above.

6Allocations of Premium Payments to the rider are at your discretion.  Allocations of Premium Payments to the rider are subject to the charge shown in Table II and are not subject to the "Maximum Sales Charge Imposed on Premiums" shown in Table I.  This charge is called the Premium Reserve Rider Premium Load.  Rider Accumulation Value allocated to the Separate Account is subject to the Mortality and Expense Risk Charge (which does not exceed 0.90% in Policy Years 1-10 and 0.20% for Policy Years 11 and beyond).

Please retain this Supplement for future reference.

PART A

The Prospectus for Lincoln SVULone 2016 is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-207968) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART B

The Statement of Additional Information for Lincoln SVUL 2016 is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-207968) filed on April 12, 2019 and to the definitive 497 Filing filed on May 1, 2019.

PART C - OTHER INFORMATION
Item 26. EXHIBITS
(a)	Resolution of the Board of Directors of The Lincoln National Life Insurance Company and related documents authorizing establishment of the Account.(1)
(b)	Not applicable.
(c)	(1)	Selling Agreement between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc.(5) and an Amendments(7)
(d)	(1)	Policy Form LN667 (14)
(2)	Enhanced Surrender Value Rider—Form LR541(11)
(3)	Supplemental Survivorship Term Insurance Rider (Estate Protection Rider)—Form LR628 (6)
(4)	No-Lapse Enhancement Rider—Form LR667 (14)
(5)	Premium Reserve Rider—Form LR543(11)
(6)	Overloan Protection Rider—Form LR616 (14)
(e)	Application—Form LFF06399(11)
(f)	(1)	Articles of Incorporation of The National Lincoln Life Insurance Company.(4)
(2)	Bylaws of The National Lincoln Life Insurance Company.(8)
(g)	Form of Reinsurance Contracts.(10)
(h)	Fund Participation Agreements, and amendments thereto, between The Lincoln National Life Insurance Company and:
(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)(12)
(2)	AllianceBernstein Variable Products Series Fund, Inc.(3)
(3)	American Century Variable Portfolios, Inc.(16)
(4)	American Funds Insurance Series(9)
(5)	BlackRock Variable Series Funds, Inc (17)
(a)	Amendment dated August 31, 2018 (13)
(6)	Delaware VIP Trust(3)
(7)	Deutsche Variable Series II (3)
(8)	Fidelity Variable Insurance Products(16)
(9)	Franklin Templeton Variable Insurance Products Trust(3)
(10)	JPMorgan Insurance Trust(9)
(11)	Legg Mason Partners Variable Equity Trust(16)
(12)	Lincoln Variable Insurance Products Trust(15)
(13)	MFS Variable Insurance Trust (3)
(a)	Amendment dated August 1, 2016 (13)
(14)	Northern Lights Variable Trust (18)
(15)	PIMCO Variable Insurance Trust(16)
(i)	Accounting and Financial Administration Services Agreement dated January 1, 2019 among State Street Bank and Trust Company, The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York.(2)
(j)	Not applicable.
(k)	Opinion and Consent of Scott C. Durocher, Esquire (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.

(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm (To Be Filed by Amendment)
(o)	Not applicable.
(p)	Not applicable.
(q)	Compliance Procedures(13)

(1)	Incorporated by reference to Registrant's Registration Statement on Form S-6 (File No. 333-43107) filed on December 23, 1997.
(2)	Incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(3)	Incorporated by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(4)	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-04999) filed on September 24, 1996.
(5)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-4 (File No. 333-61554) filed on December 18, 2007.
(6)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-188891) filed on May 28, 2013.
(7)	(a)	Selling Group Agreement for Lincoln Financial Advisors incorporated herein by reference to Post-Effective Amendment No. 16 (File No. 033-25990) filed on April 22, 1999.
(b)	Amendment dated November 22, 1999 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(c)	Amendment dated February 14, 2000 to Selling Group Agreement incorporated herein by reference to Post-Effective Amendment No. 18 (File No. 033-25990) filed on April 13, 2000.
(d)	Amended and Restated Principal Underwriting Agreement dated May 1, 2007 between The Lincoln National Life Insurance Company and Lincoln Financial Distributors, Inc. incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(e)	Form of Broker-Dealer Selling Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-222786) filed on January 30, 2018.
(8)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-118478) filed on April 5, 2007.
(9)	Incorporated by reference to Post-Effective Amendment No. 26 on Form N-6 (File No. 333-146507) filed on April 3, 2017.
(10)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on April 1, 2008.
(11)	Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-6 (File No. 333-139960) filed on July 31, 2007.
(12)	Incorporated by reference to Poste-Effective Amendment No. 21 on Form N-6 (File No. 333-146507) filed on April 2, 2013.
(13)	Incorporated by reference to Post-Effective Amendment No. 36 on Form N-6 (File No. 333-125790) filed on April 12, 2019.
(14)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.
(15)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.
(16)	Incorporated by reference to Post-Effective Amendment No. 34 on Form N-6 (File No. 333-125790) filed on April 9, 2018.
(17)	Incorporated by reference to Post-Effective Amendment No. 16 on Form N-6 (File No. 333-146507) filed on April 1, 2011.
(18)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-232013) filed on June 7, 2019.

Item 27. Directors and Officers of the Depositor
Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Leon E. Roday**	Executive Vice President and General Counsel
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal Freitag**	Executive Vice President, Chief Financial Officer and Director
Wilford H. Fuller**	Executive Vice President and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Stephen B. Harris**	Senior Vice President and Chief Ethics and Compliance Officer
Keith J. Ryan*	Vice President and Director
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts
*	Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802-3506
**	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087
***	Principal business address is 350 Church Street, Hartford, CT 06103
Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
Lincoln National Corporation Organizational Chart (Incorporated by reference to Pre-Effective Amendment No. 1 on Form N-4 (File No. 333-222786) filed on May 14, 2018.)
Item 29. Indemnification
(a)	Brief description of indemnification provisions:
In general, Article VII of the By-Laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life.
Please refer to Article VII of the By-Laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.
(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
(a)	Lincoln Financial Distributors, Inc. is the principal underwriter for Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Flexible Premium Variable Life Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln

Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; and Lincoln National Variable Annuity Account 53.
(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Patrick J. Caulfield**	Vice President and Chief Compliance Officer, Senior Counsel
Nancy A. Smith*	Secretary
Andrew J. Bucklee*	Senior Vice President and Director
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director
Jeffrey D. Coutts*	Senior Vice President, Treasurer
Thomas O'Neill*	Senior Vice President and Chief Operating Officer
*	Principal Business address is 150 N. Radnor Chester Road, Radnor, PA 19087
**	Principal Business address is 350 Church Street, Hartford, CT 06103
(c)	N/A
Item 31. Location of Accounts and Records
All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and at One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by State Street Bank and Trust Company, 801 Pennsylvania Ave, Kansas City, MO 64105.
Item 32. Management Services
Not Applicable.
Item 33. Fee Representation
Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account R, has duly caused this Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. 333-207968; 811-08579; CIK: 0001051932) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut on the 29th day of August, 2019.

Lincoln Life Flexible Premium Variable Life Account  R
(Registrant)

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/ Joshua Durand
By _________________________________
Joshua Durand
Vice President

Pursuant to the requirements of the Securities Act of 1933 and Investment Company Act of 1940, this Post-Effective Amendment No. 4 to the Registration Statement on Form N-6 (File No. : 333-207968; 811-08579; CIK: 0001051932) has been signed below on August 29, 2019, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                                                                Title

/s/ Dennis R. Glass *
______________________________	President and Director
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________	Executive Vice President, Chief Investment Officer
Ellen G. Cooper

/s/ Randal J. Freitag *
______________________________	Executive Vice President; Chief Financial Officer and Director
Randal J. Freitag

/s/ Leon E. Roday*
______________________________	Executive Vice President, General Counsel and Director
Leon E. Roday

/s/ Wilford H. Fuller*
______________________________                         Executive Vice President and Director
Wilford H. Fuller

/s/ Keith J. Ryan *
______________________________                           Vice President and Director
Keith J. Ryan

            /s/Scott C. Durocher
* By ________________________________________
Scott C. Durocher
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration
Statement